Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2016		2015
Ships, including ship improvements	$44,122		$42,401
Ships under construction	725		839
	44,847		43,240
Land, buildings and improvements, including leasehold improvements and port facilities	1,086		1,067	(b)
Computer hardware and software, transportation equipment and other	1,591		1,389
Total property and equipment	47,524		45,696	(b)
Less accumulated depreciation and amortization	(15,095)		(13,878)	(b)
	$32,429	(a)	$31,818	(a) (b)

(a)
At November 30, 2016 and 2015, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $19.5 billion, $11.2 billion, $0.3 billion and $0.1 billion and $18.5 billion, $11.7 billion, $0.3 billion and $0.1 billion, respectively.

(b)
On December 1, 2015, we adopted the amended guidance issued by FASB regarding accounting for Service Concession Arrangements and, accordingly, reclassified $70 million from Property and Equipment, Net to Other Intangibles on our November 30, 2015 Consolidated Balance Sheet (see "Note 2 - Summary of Significant Accounting Policies").